Crewing costs (Tables)	12 Months Ended
Dec. 31, 2023
Crewing cost [Abstract]
Crewing cost
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2023, 2022 and 2021, respectively.

	For the year ended December 31,
In thousands of U.S. dollars	2023	2022	2021
Short term crew benefits (i.e. wages, victualing, insurance)	150,194	155,782	171,546
Other crewing related costs	24,633	24,743	26,311
	$174,827	$180,525	$197,857
There are no material post-employment benefits for our crew.